SCHEDULE OF CONTRACT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contract Assets
Revenue recognized to date	$ 10,272	$ 12,731
Less: Progress billings to date	(5,601)	(8,678)
Contract assets	4,671	4,053
Contract assets, current	$ 4,671	$ 4,053